Short-Term Loans - Additional Information (Detail) ¥ in Millions				12 Months Ended
	May 25, 2017 CNY (¥)	Apr. 06, 2016 CNY (¥)	Mar. 30, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	May 25, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Apr. 06, 2016 USD ($)	Mar. 30, 2016 USD ($)
Short-term Debt [Line Items]
Proceeds from short-term borrowing								$ 4,577,000			$ 7,816,000
Frequency of principle payable				Semi-annually
Loan principal remaining balance							¥ 85.5	13,141,000
Interest Expenses				$ 273,000	$ 1,189,000	$ 1,231,000
Amortization of deferred financing costs				$ 78,000	$ 387,000	$ 263,000
Techfaith Wireless Communication Technology (Beijing) Limited ("Techfaith China")
Short-term Debt [Line Items]
Maturity period of loans	12 months	12 months
Proceeds from short-term borrowing	¥ 25.0	¥ 20.0							$ 3,843,000			$ 2,881,000
Annual interest rate	5.22%	5.22%							5.22%			5.22%
Frequency of principle payable					Semi-annually
Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")
Short-term Debt [Line Items]
Proceeds from short-term borrowing							¥ 25.0	3,842,000		¥ 20.0	2,880,000
Carrying value of the pledged property								$ 3,621,000			3,486,000
Loan principal remaining balance										¥ 10.0	$ 1,440,000
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Short-term Debt [Line Items]
Maturity period of loans			12 months
Proceeds from short-term borrowing			¥ 40.0										$ 5,761,000
Annual interest rate			5.22%										5.22%